Taxes	12 Months Ended
Dec. 31, 2011
Taxes
Taxes

15                                  Taxes

Loss before taxes is comprised of the following components for the years ended December 31, 2009, 2010 and 2011:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
	$000	$000	$000
Net loss from continuing operations before taxes:
Domestic	(1,464)	(3,533)	904
Foreign	(17,505)	(12,014)	(16,072)
Net loss from continuing operations before taxes	(18,969)	(15,547)	(15,168)
Loss from discontinued operations before taxes:
Domestic	(1,549)	(1,131)	(640)
Loss from discontinued operations before taxes	(1,549)	(1,131)	(640)
Total loss before taxes:
Domestic	(3,013)	(4,664)	264
Foreign	(17,505)	(12,014)	(16,072)
Loss before taxes	(20,518)	(16,678)	(15,808)

The benefit for income taxes consists of the following:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
	$000	$000	$000
Current — domestic	(12)	(10)	—
Current — foreign	960	667	565
Current — total	948	657	565

The Company has made a taxable loss in each of the operating periods since incorporation. The income tax credits of $0.9 million, $0.7 million and $0.6 million for the years ended December 31, 2009, 2010 and 2011, respectively, represent U.K. research and development (“R&D”) tax credits receivable against such expenditures in the United Kingdom that are refundable.

A reconciliation of the (benefit) provision for income taxes with the amount computed by applying the statutory federal tax rate to loss before income taxes is as follows:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
	$000	$000	$000
Loss before income taxes	(20,518)	(16,678)	(15,808)

Income tax expense computed at statutory federal tax rate	(6,976)	(5,672)	(5,375)
State income tax (net of federal benefit)	8	7	—
Disallowed expenses and non-taxable income	(773)	(490)	(141)
Loss surrendered to generate R&D credit	2,322	1,605	1,372
Additional research and development tax relief	(1,185)	(793)	(2,260)
Change in valuation allowance	4,605	3,984	3,170
Research and development tax credit rate difference	237	132	—
Foreign items, including change is tax rates	814	570	2,669
	(948)	(657)	(565)

Significant components of the Company’s deferred tax assets are shown below:

	December 31,
	2010	2011
	$000	$000
Net operating loss carryforwards	43,056	43,870
Depreciation, amortization and impairment of property and equipment	1,925	1,772
Stock Options	1,228	1,372
Accrued Expenses	3,778	3,435
Other	89	96
Translation adjustment	(2,452)	249
Deferred Tax Assets	47,624	50,794
Valuation allowance for deferred tax assets	(47,624)	(50,794)
Net deferred taxes	—	—

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting and tax purposes. A valuation allowance has been established, as realization of such assets is uncertain.

The Company’s management evaluated the positive and negative evidence bearing upon the realizability of its deferred assets, and has determined that, at present, the Company may not be able to recognize the benefits of the deferred tax assets under the more likely than not criteria. Accordingly, a valuation allowance of approximately $50.8 million has been established at December 31, 2011. The benefit of deductions from the exercise of stock options is included in the net operating loss (“NOL”) carryforwards. The benefit from these deductions will be recorded as a credit to additional paid-in capital if and when realized through a reduction of cash taxes.

In certain circumstances, as specified in the Tax Reform Act of 1986, due to ownership changes, the Company’s ability to utilize its NOL carryforwards may be limited. However, the Company’s overseas subsidiary has, subject to agreement with the United Kingdom’s H.M. Revenue & Customs, the following tax losses and accumulated tax losses available for carry forward against future operations, which under U.K. tax laws do not expire:

	December 31,
	2010	2011
	$000	$000
Accumulated tax losses	132,521	148,274

As of December 31, 2010 and 2011, the Company had federal and foreign NOLs of $147.7 million and $166.9 million, respectively. The Company has federal NOLs that will start to expire in 2027 and state NOLs that will start expiring in 2023.

Utilization of the NOLs may be subject to a substantial annual limitation under Section 382 of the Internal Revenue Code of 1986 due to ownership change limitations that have occurred previously or that could occur in the future. These ownership changes may limit the amount of NOL and R&D credit carryforwards that can be utilized annually to offset future taxable income and tax, respectively. The Company has not currently completed a study to assess whether an ownership change has occurred, or whether there have been multiple ownership changes since the Company’s formation, due to the significant complexity and related cost associated with such study. Management has evaluated all significant tax positions at December 31, 2010 and 2011 and concluded that there are no material uncertain tax positions. The Company would recognize both interest and penalties related to unrecognized benefits in income tax expense. The Company has not recorded any interest and penalties on any unrecognized tax benefits since its inception.

Tax years 2009, 2010 and 2011 remain open to examination by major taxing jurisdictions to which the Company is subject, which are primarily in the United Kingdom and the United States, as carryforward attributes generated in years past may still be adjusted upon examination by the United Kingdom’s H.M. Revenue & Customs, the Internal Revenue Service (“IRS”) or state tax authorities if they have or will be used in a future period. The Company is currently not under examination by the IRS or any other jurisdictions for any tax years